Client Name:	Chimera
Client Project Name:	CIM 2020 R5
Start - End Dates:	04/2018 - 05/2019
Deal Loan Count:	43
Report Run Date:	6/XX/2020

Conditions Report 2.0

Loans in Report:	43
Loans with Conditions:	12

0 - Total Active Conditions

28 - Total Satisfied Conditions

6 - Credit Review Scope
2 - Category: Insurance
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Category: Title
1 - Property Valuations Review Scope
1 - Category: Appraisal
21 - Compliance Review Scope
1 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: TILA
16 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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